Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Trade accounts and notes receivables	₩ 9,374,086	₩ 9,155,521
Due from customers for contract work	1,475,180	1,689,984
Advances received	342,314	915,659
Due to customers for contract work	452,839	624,632
Unearned revenue	₩ 89,807	₩ 77,908